PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.6%
Common Stocks
Banks 0.2%
NU Holdings Ltd. (Brazil) (Class A Stock)*	6,167	$53,097
Broadline Retail 4.0%
Amazon.com, Inc.*	4,088	634,457
MercadoLibre, Inc. (Brazil)*	259	443,359
		1,077,816
Electronic Equipment, Instruments & Components 1.1%
Keysight Technologies, Inc.*	1,860	285,064
Entertainment 2.5%
Netflix, Inc.*	1,198	675,804
Financial Services 2.0%
Block, Inc.*	2,438	158,494
Mastercard, Inc. (Class A Stock)	833	374,209
		532,703
Health Care Equipment & Supplies 0.4%
Intuitive Surgical, Inc.*	287	108,549
Hotels, Restaurants & Leisure 1.0%
Airbnb, Inc. (Class A Stock)*	1,820	262,335
Interactive Media & Services 2.0%
Alphabet, Inc. (Class A Stock)*	1,902	266,470
Meta Platforms, Inc. (Class A Stock)*	681	265,685
		532,155
IT Services 5.9%
MongoDB, Inc.*	2,067	827,875
Snowflake, Inc. (Class A Stock)*	3,881	759,279
		1,587,154
Life Sciences Tools & Services 0.8%
Mettler-Toledo International, Inc.*	180	215,494
Media 0.8%
Trade Desk, Inc. (The) (Class A Stock)*	3,011	206,043

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 40.6%
Advanced Micro Devices, Inc.*	7,940	$1,331,459
Applied Materials, Inc.	786	129,140
ARM Holdings PLC, ADR*	2,032	143,601
ASML Holding NV (Netherlands)	470	408,815
Broadcom, Inc.	2,434	2,872,120
Camtek Ltd. (Israel)*	5,763	448,592
Lam Research Corp.	1,132	934,092
Micron Technology, Inc.	4,525	388,019
NVIDIA Corp.	5,191	3,193,867
Onto Innovation, Inc.*	4,239	684,599
Rambus, Inc.*	5,591	383,151
		10,917,455
Software 32.7%
Adobe, Inc.*	1,325	818,559
Atlassian Corp. (Class A Stock)*	1,634	408,124
Crowdstrike Holdings, Inc. (Class A Stock)*	2,552	746,460
Datadog, Inc. (Class A Stock)*	5,277	656,670
Fair Isaac Corp.*	113	135,468
HubSpot, Inc.*	1,340	818,740
Microsoft Corp.	6,645	2,641,919
PALO ALTO NETWORKS, Inc.*	1,508	510,473
Salesforce, Inc.*	2,977	836,805
ServiceNow, Inc.*	932	713,353
Synopsys, Inc.*	964	514,149
		8,800,720
Specialized REITs 1.1%
SBA Communications Corp.	1,384	309,822
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	5,136	947,078

Total Long-Term Investments (cost $14,779,851)		26,511,289

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $362,969)(wb)	362,969	$362,969

TOTAL INVESTMENTS 99.9% (cost $15,142,820)		26,874,258
Other assets in excess of liabilities 0.1%		16,299

Net Assets 100.0%		$26,890,557

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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